Income Tax - Reconciliation of income tax benefit (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Income Taxes [Abstract]
Loss before income tax expense	$ (634,664)	$ (346,209)	$ (605,556)
Statutory income tax rate	19.00%	19.00%	19.00%
At the United Kingdom's statutory income tax rate of 19% in fiscal years 2021, 2020 and 2019	$ 120,586	$ 65,688	$ 115,031
Tax effect of amounts that are not taxable (deductible) in calculating taxable income:
Research and development incentive	7,693	6,816	660
Non-deductible charges relating to exchangeable senior notes	(149,265)	(80,262)	(104,445)
Share-based payment	(14,674)	(10,619)	(3,729)
Foreign tax credits not utilized	(166)	(93)	0
Foreign tax paid	15,797	4,765	0
Foreign tax rate differential	(9,008)	1,416	1,685
Adjustment to unrecognized deferred tax balance	(37,062)	8,835	6,337
Other items, net	3,395	(3,559)	(910)
Income tax benefit (expense) before adjustments in respect to current and deferred tax of previous years	(62,704)	(7,013)	14,629
Adjustments in respect to current income tax of previous years	702	1,276	(361)
Adjustments in respect to deferred income tax of previous years	351	1,292	(46,333)
Income tax expense	$ (61,651)	$ (4,445)	$ (32,065)